ReliaStar Life Insurance Company of New York
and its Separate Account NY-B
ING Rollover ChoiceSM – NY Variable Annuity Contracts
Supplement dated June 23, 2009 to the Contract Prospectus dated May 1, 2009

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus dated May 1, 2009. Please read it carefully and keep it with your current Contract Prospectus for future reference.

1.	The Minimum Guaranteed Income Benefit (MGIB) Rider will no longer be available as an optional rider for purchase by new contract holders on or after July 20, 2009.

2.	The information for the funds referenced below appearing in the Contract Prospectus under Appendix B–The Funds is hereby deleted and replaced with the following:

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Fidelity® Variable Insurance Products – Fidelity® VIP Contrafund® Portfolio	Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc.;
Fidelity Management & Research
(U.K.) Inc.; Fidelity Research &
Analysis Company; Fidelity
Investments Japan Limited; Fidelity
International Investment Advisors;
Fidelity International Investment
	Advisors (U.K.) Limited	Seeks long-term capital appreciation.
Fidelity® Variable Insurance Products – Fidelity® VIP Equity-Income Portfolio	Fidelity Management & Research
Company

Subadvisers: FMR Co., Inc.;
Fidelity Management & Research
(U.K.) Inc.; Fidelity Research &
Analysis Company; Fidelity
Investments Japan Limited; Fidelity
International Investment Advisors;
Fidelity International Investment
Advisors (U.K.) Limited	Seeks reasonable income. Also
considers the potential for capital
appreciation. Seeks to achieve a yield
which exceeds the composite yield
on the securities comprising the
Standard & Poor’s 500SM Index
(S&P 500® ).
ING Investors Trust – ING Clarion Global Real Estate Portfolio	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.	A non-diversified Portfolio that seeks to provide investors with high total return, consisting of capital appreciation and current income.
ING Partners, Inc. – ING Davis New York Venture Portfolio	Directed Services LLC Subadviser: Davis Selected Advisers, L.P. (Davis)	Seeks long-term growth of capital.
ING Variable Products Trust – ING International Value Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING Partners, Inc. – ING JPMorgan Mid Cap Value Portfolio	Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)	Seeks growth from capital appreciation.

X.139695-09A	1 of 2	June 2009

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Solution Income Portfolio	Directed Services LLC Consultant: ING Investment Management Co.	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
ING Partners, Inc. – ING Solution 2015 Portfolio	Directed Services LLC Consultant: ING Investment Management Co.	Until the day prior to its Target Date,
the Portfolio will seek to provide
total return consistent with an asset
allocation targeted at retirement in
approximately 2015. On the Target
Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and
stability of principal consistent with
an asset allocation targeted to
retirement.
ING Partners, Inc. – ING Solution 2025 Portfolio	Directed Services LLC Consultant: ING Investment Management Co.	Until the day prior to its Target Date,
the Portfolio will seek to provide
total return consistent with an asset
allocation targeted at retirement in
approximately 2025. On the Target
Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and
stability of principal consistent with
an asset allocation targeted to
retirement.
ING Partners, Inc. – ING Solution 2035 Portfolio	Directed Services LLC Consultant: ING Investment Management Co.	Until the day prior to its Target Date,
the Portfolio will seek to provide
total return consistent with an asset
allocation targeted at retirement in
approximately 2035. On the Target
Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and
stability of principal consistent with
an asset allocation targeted to
retirement.
ING Partners, Inc. – ING Solution 2045 Portfolio	Directed Services LLC Consultant: ING Investment Management Co.	Until the day prior to its Target Date,
the Portfolio will seek to provide
total return consistent with an asset
allocation targeted at retirement in
approximately 2045. On the Target
Date, the Portfolio’s investment
objective will be to seek to provide a
combination of total return and
stability of principal consistent with
an asset allocation targeted to
retirement.
ING Variable Portfolios, Inc. – ING U.S. Bond Index Portfolio	ING Investments, LLC Subadviser: Neuberger Berman Fixed Income LLC	Seeks investment results (before fees and expenses) that correspond to the total return of the Barclays Capital U.S. Aggregate Bond Index® .

X.139695-09A	2 of 2	June 2009